Financial Risk Management - Summary of Derivatives on Financial Liabilities-Contractually Expected Interest Flows (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	€ (10,736)
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(1,220)
Total net (receipts) disbursements	(110)
Later than six months and not later than one year [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	414
Receipts	(520)
Derivatives-net (receipts) disbursements	(106)
Later than six months and not later than one year [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	58
Receipts	(62)
Derivatives-net (receipts) disbursements	(4)
2019 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(1,005)
Total net (receipts) disbursements	(131)
2019 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	342
Receipts	(473)
Derivatives-net (receipts) disbursements	(131)
2019 [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	38
Receipts	(38)
2020 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(858)
Total net (receipts) disbursements	(100)
2020 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	296
Receipts	(400)
Derivatives-net (receipts) disbursements	(104)
2020 [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	23
Receipts	(19)
Derivatives-net (receipts) disbursements	4
2021 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(767)
Total net (receipts) disbursements	(104)
2021 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	295
Receipts	(400)
Derivatives-net (receipts) disbursements	(105)
2021 [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	12
Receipts	(11)
Derivatives-net (receipts) disbursements	1
2022 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(702)
Total net (receipts) disbursements	(102)
2022 [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	295
Receipts	(399)
Derivatives-net (receipts) disbursements	(104)
2022 [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	12
Receipts	(10)
Derivatives-net (receipts) disbursements	2
Beyond 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivatives-net (receipts) disbursements	(6,184)
Total net (receipts) disbursements	(837)
Beyond 5 years [member] | Hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	2,613
Receipts	(3,451)
Derivatives-net (receipts) disbursements	(838)
Beyond 5 years [member] | Non- hedging derivatives [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Disbursements	16
Receipts	(15)
Derivatives-net (receipts) disbursements	€ 1